FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCE COSTS [abstract]
Schedule of finance costs
	2018	2019	2020

Interest on bank loans	139	114	51
Interest on other loans	5,280	5,631	5,579
Interest on lease liabilities	-	348	399
Other borrowing costs	21	26	8

Total borrowing costs	5,440	6,119	6,037

Less: Amount capitalized in property, plant and equipment (note 14)	(2,838)	(3,048)	(2,483)

	2,602	3,071	3,554
Other finance costs:
Unwinding of discount on provision for dismantlement (note 29)	2,560	2,794	2,636

	5,162	5,865	6,190